Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2025 Fund
December 31, 2024
AFF25-NPRT3-0325
1.811335.120
Bond Funds - 44.5%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	1,547,160	14,945,569
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	26,851,185	197,893,232
Fidelity Series Emerging Markets Debt Fund (b)	1,331,113	10,515,796
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	371,815	3,179,016
Fidelity Series Floating Rate High Income Fund (b)	209,426	1,884,832
Fidelity Series High Income Fund (b)	1,313,423	11,308,574
Fidelity Series International Credit Fund (b)	214,913	1,773,035
Fidelity Series International Developed Markets Bond Index Fund (b)	11,655,141	101,166,628
Fidelity Series Investment Grade Bond Fund (b)	51,356,947	507,406,636
Fidelity Series Long-Term Treasury Bond Index Fund (b)	13,812,556	73,344,673
Fidelity Series Real Estate Income Fund (b)	209,912	2,061,338
TOTAL BOND FUNDS (Cost $1,078,959,540)		925,479,329

Domestic Equity Funds - 31.3%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	6,067,284	96,530,488
Fidelity Advisor Series Growth Opportunities Fund (b)	4,098,092	67,823,416
Fidelity Advisor Series Small Cap Fund (b)	1,804,466	20,228,065
Fidelity Series All-Sector Equity Fund (b)	3,486,701	43,653,491
Fidelity Series Commodity Strategy Fund (b)	48,290	4,160,704
Fidelity Series Intrinsic Opportunities Fund (b)	475,497	5,054,537
Fidelity Series Large Cap Stock Fund (b)	5,646,579	129,588,979
Fidelity Series Large Cap Value Index Fund (b)	764,028	12,461,291
Fidelity Series Opportunistic Insights Fund (b)	3,436,722	83,134,314
Fidelity Series Small Cap Core Fund (b)	315,744	3,855,231
Fidelity Series Small Cap Discovery Fund (b)	471,608	5,131,098
Fidelity Series Small Cap Opportunities Fund (b)	1,795,642	26,270,249
Fidelity Series Stock Selector Large Cap Value Fund (b)	5,499,480	75,342,877
Fidelity Series Value Discovery Fund (b)	4,992,862	77,389,360
TOTAL DOMESTIC EQUITY FUNDS (Cost $419,978,511)		650,624,100

International Equity Funds - 23.9%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	2,240,453	35,130,296
Fidelity Series Emerging Markets Fund (b)	3,767,822	32,704,691
Fidelity Series Emerging Markets Opportunities Fund (b)	7,204,033	131,977,892
Fidelity Series International Growth Fund (b)	5,133,892	89,483,746
Fidelity Series International Small Cap Fund (b)	1,751,792	28,379,036
Fidelity Series International Value Fund (b)	7,552,696	90,028,139
Fidelity Series Overseas Fund (b)	6,675,499	89,718,701
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $354,484,638)		497,422,501

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/2/2025	4.52 to 4.55	170,000	170,000
US Treasury Bills 0% 1/23/2025 (d)	4.55	2,890,000	2,882,844
US Treasury Bills 0% 1/30/2025 (d)	4.45 to 4.51	2,210,000	2,202,729
US Treasury Bills 0% 1/9/2025 (d)	4.58	150,000	149,877
US Treasury Bills 0% 2/6/2025 (d)	4.47	50,000	49,795
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,453,827)			5,455,245

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $2,194,609)	4.36	2,194,171	2,194,609

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,861,071,125)	2,081,175,784
NET OTHER ASSETS (LIABILITIES) - 0.0%	68,578
NET ASSETS - 100.0%	2,081,244,362

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	161	Mar 2025	18,253,375	(604,954)	(604,954)
ICE MSCI Emerging Markets Index Contracts (United States)	496	Mar 2025	26,630,240	(922,409)	(922,409)

TOTAL EQUITY CONTRACTS					(1,527,363)

Interest Rate Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	521	Mar 2025	56,658,750	(491,512)	(491,512)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	91	Mar 2025	9,673,727	(37,803)	(37,803)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	169	Mar 2025	19,239,594	(473,469)	(473,469)

TOTAL INTEREST RATE CONTRACTS					(1,002,784)

TOTAL PURCHASED					(2,530,147)

Sold

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	124	Mar 2025	36,801,650	1,165,809	1,165,809

TOTAL FUTURES CONTRACTS					(1,364,338)
The notional amount of futures purchased as a percentage of Net Assets is 6.3%
The notional amount of futures sold as a percentage of Net Assets is 1.8%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,067,719.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,369,897	42,745,225	43,920,487	117,388	(26)	-	2,194,609	2,194,171	0.0%
Total	3,369,897	42,745,225	43,920,487	117,388	(26)	-	2,194,609	2,194,171

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	101,885,684	30,100,146	25,665,019	22,139,935	6,252,351	(16,042,674)	96,530,488	6,067,284
Fidelity Advisor Series Growth Opportunities Fund	71,842,972	11,452,958	23,631,821	5,795,269	4,832,811	3,326,496	67,823,416	4,098,092
Fidelity Advisor Series Small Cap Fund	35,231,073	5,671,315	17,325,698	5,169,470	2,794,967	(6,143,592)	20,228,065	1,804,466
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	266,933	16,312,477	1,546,766	279,201	(2,866)	(84,209)	14,945,569	1,547,160
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	209,927,967	25,314,035	31,194,311	6,983,736	(2,629,597)	(3,524,862)	197,893,232	26,851,185
Fidelity Series All-Sector Equity Fund	33,807,373	15,615,911	7,540,363	2,857,563	566,336	1,204,234	43,653,491	3,486,701
Fidelity Series Canada Fund	39,567,463	3,263,436	8,752,049	1,046,656	2,262,457	(1,211,011)	35,130,296	2,240,453
Fidelity Series Commodity Strategy Fund	14,985,189	5,435,211	15,520,083	526,945	(8,137,235)	7,397,622	4,160,704	48,290
Fidelity Series Emerging Markets Debt Fund	11,796,549	667,506	2,019,007	469,778	(391,168)	461,916	10,515,796	1,331,113
Fidelity Series Emerging Markets Debt Local Currency Fund	3,670,421	181,362	518,776	146,938	(60,404)	(93,587)	3,179,016	371,815
Fidelity Series Emerging Markets Fund	42,809,520	1,778,793	12,053,370	900,492	(393,509)	563,257	32,704,691	3,767,822
Fidelity Series Emerging Markets Opportunities Fund	171,824,500	4,479,729	50,330,368	2,716,602	6,901,637	(897,606)	131,977,892	7,204,033
Fidelity Series Floating Rate High Income Fund	2,101,816	161,444	366,798	136,911	(27,941)	16,311	1,884,832	209,426
Fidelity Series Government Money Market Fund	52,819	2,310,040	2,362,859	23,691	-	-	-	-
Fidelity Series High Income Fund	11,667,938	1,609,262	2,165,311	581,260	(58,684)	255,369	11,308,574	1,313,423
Fidelity Series International Credit Fund	1,685,244	83,169	14,403	83,169	1,305	17,720	1,773,035	214,913
Fidelity Series International Developed Markets Bond Index Fund	89,413,660	27,086,426	14,404,450	3,359,847	(518,578)	(410,430)	101,166,628	11,655,141
Fidelity Series International Growth Fund	111,739,252	9,751,575	26,118,022	3,702,049	9,293,177	(15,182,236)	89,483,746	5,133,892
Fidelity Series International Small Cap Fund	34,864,376	3,161,805	7,614,424	2,683,222	1,948,765	(3,981,486)	28,379,036	1,751,792
Fidelity Series International Value Fund	112,274,746	7,328,587	25,126,220	4,056,253	7,000,461	(11,449,435)	90,028,139	7,552,696
Fidelity Series Intrinsic Opportunities Fund	-	5,126,580	-	10	-	(72,043)	5,054,537	475,497
Fidelity Series Investment Grade Bond Fund	570,153,329	39,308,980	98,718,272	17,885,182	(5,848,630)	2,511,229	507,406,636	51,356,947
Fidelity Series Large Cap Stock Fund	136,742,988	15,214,316	29,248,822	10,436,928	8,025,948	(1,145,451)	129,588,979	5,646,579
Fidelity Series Large Cap Value Index Fund	13,550,330	1,695,306	3,104,369	375,408	725,716	(405,692)	12,461,291	764,028
Fidelity Series Long-Term Treasury Bond Index Fund	103,442,213	5,427,846	30,846,287	2,283,053	(13,241,822)	8,562,723	73,344,673	13,812,556
Fidelity Series Opportunistic Insights Fund	80,824,553	16,089,568	20,123,312	5,296,523	4,600,674	1,742,831	83,134,314	3,436,722
Fidelity Series Overseas Fund	112,039,609	5,682,099	24,074,163	1,995,679	6,047,261	(9,976,105)	89,718,701	6,675,499
Fidelity Series Real Estate Income Fund	2,257,597	136,603	368,371	112,032	388	35,121	2,061,338	209,912
Fidelity Series Short-Term Credit Fund	30,394	96	30,305	96	620	(805)	-	-
Fidelity Series Small Cap Core Fund	4,018,783	962,661	1,240,589	53,185	88,233	26,143	3,855,231	315,744
Fidelity Series Small Cap Discovery Fund	-	5,226,453	-	10	-	(95,355)	5,131,098	471,608
Fidelity Series Small Cap Opportunities Fund	44,576,259	5,274,942	22,170,311	3,545,820	6,812,207	(8,222,848)	26,270,249	1,795,642
Fidelity Series Stock Selector Large Cap Value Fund	79,659,124	16,616,727	19,838,279	7,021,855	3,045,756	(4,140,451)	75,342,877	5,499,480
Fidelity Series Value Discovery Fund	81,603,451	17,178,320	20,188,056	3,045,151	1,800,647	(3,005,002)	77,389,360	4,992,862
	2,330,314,125	305,705,684	544,221,254	115,709,919	41,691,283	(59,963,908)	2,073,525,930	182,102,773

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.